* BT ADVISOR FUNDS *

                         Capital Appreciation Fund
                     Global High Yield Securities Fund
                         International Equity Fund
                         Latin American Equity Fund
                         Pacific Basin Equity Fund
                               Small Cap Fund

                               ANNUAL REPORT
                               SEPTEMBER*1996

BT Advisor Funds

TABLE OF CONTENTS

 BT ADVISOR FUNDS
  Statement of Assets and Liabilities   3
  Statement of Operations               4
  Statement of Changes in Net Assets    5
  Financial Highlights                  6
  Notes to Financial Statements         7
 Report of Independent Accountants      9
 BT PORTFOLIOS
 Schedule of Portfolio Investments     10
 Statement of Assets and Liabilities   20
 Statement of Operations               21
 Statement of Changes in Net Assets    22
 Financial Highlights                  23
 Notes to Financial Statements         25
 Report of Independent Accountants     29

BT Advisor Funds

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996

                                             GLOBAL                   LATIN      PACIFIC
                                CAPITAL    HIGH YIELD INTERNATIONAL  AMERICAN     BASIN       SMALL
                             APPRECIATION  SECURITIES     EQUITY      EQUITY      EQUITY       CAP
 ASSETS
  Investment in Portfolio,
  at Value*                   $ 907,028   $ 176,855   $ 3,134,895   $ 18,523   $ 199,545   $ 2,805,623
  Receivable for Shares of
  Beneficial Interest
  Subscribed                      9,522          --         9,521         --      25,000         4,144
  Deferred Organization
  Expenses                        7,887       8,223         7,887      8,366       8,223         7,892
  Prepaid Expenses and
  Other                           2,617       2,032         2,616      2,032       2,032         2,616
  Due from Bankers Trust         20,546      16,496        17,929     15,653      20,827        18,565
 Total Assets                   947,600     203,606     3,172,848     44,574     255,627     2,838,840
 LIABILITIES
  Accrued Expenses and
  Other                          23,479      21,124        28,798     20,119      25,554        26,120
 Total Liabilities               23,479      21,124        28,798     20,119      25,554        26,120
 NET ASSETS ($0.001 par
 value per share,
 unlimited
 number of shares of
 beneficial
 interest
 authorized)                  $ 924,121   $ 182,482   $ 3,144,050   $ 24,455   $ 230,073   $ 2,812,720
 COMPOSITION OF
 NET ASSETS
  Paid-in Capital             $ 824,401   $ 170,927   $ 3,032,159   $ 24,490   $ 234,460   $ 2,699,434
  Accumulated Net
  Investment
  Income (Loss)                  (4,203)      4,440        11,384        (40)        307        (9,427)
 Accumulated Net Realized
 Gain (Loss) from
 Investments and Foreign
 Currency Transactions            34,323      4,044        47,220         31       1,704        (2,322)
 Net Unrealized
 Appreciation
 (Depreciation) on
 Investments,
 Foreign Currencies
 and Forward Foreign
 Currency Exchange
   Contracts                      69,600      3,071        53,287        (26)     (6,398)      125,035
 NET ASSETS,
 SEPTEMBER 30, 1996            $ 924,121  $ 182,482   $ 3,144,050   $ 24,455   $ 230,073   $ 2,812,720
 NET ASSET VALUE AND
 REDEMPTION PRICE
 PER SHARE
 (Net Assets Divided By
 Shares Outstanding)             $ 11.35    $ 10.83       $ 10.93      $  9.92   $  9.60       $ 11.46
 MAXIMUM PUBLIC                  $ 11.92    $ 11.25       $ 11.48      $ 10.40   $ 10.08       $ 12.03
 OFFERING PRICE
 PER SHARE
 SHARES OUTSTANDING               81,418     16,851       287,664        2,465    23,974        245,336


* Allocated from Capital Appreciation Portfolio, Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio, Pacific Basin Equity Portfolio and Small Cap Portfolio, respectively.

     See Notes to Financial Statements on Pages 7 and 8

BT Advisor Funds

STATEMENT OF OPERATIONS

For the period ended September 30, 1996**

                                    GLOBAL
                                     HIGH                          LATIN      PACIFIC
                       CAPITAL       YIELD     INTERNATIONAL     AMERICAN       BASIN       SMALL
                     APPRECIATION   SECURITIES     EQUITY         EQUITY        EQUITY        CAP
 INVESTMENT INCOME
  Income (Loss),
  net*                 $  (341)    $  6,032     $  23,434       $       14   $     852   $  (1,029)
 EXPENSES
  Administration
  and Services           2,789          530         9,755               41         482       6,065
  Shareholder
  Reports                5,060        3,060         6,000            3,060       8,000       5,060
  Registration           1,471          172         1,999              123         190       2,135
  Professional           8,957        7,548         9,301            7,229       7,294       8,379
  Trustees               4,814        4,357         4,792            3,824       3,800       4,792
  12b-1 Distribution     2,145          195         5,738               22         321       4,666
  Miscellaneous          1,960        1,583         2,149            1,449       1,766       1,931
  Total Expenses        27,196       17,445        39,734           15,748      21,853      33,028
  Less: Expenses       (23,334)     (17,026)      (27,684)         (15,694)    (21,308)    (24,630)
  Absorbed by
  Bankers Trust
    Net Expenses         3,862          419        12,050               54         545       8,398
 NET INVESTMENT         (4,203)       5,613        11,384              (40)        307      (9,427)
 INCOME (LOSS)
 REALIZED AND
 UNREALIZED GAIN
 (LOSS) FROM
 INVESTMENTS AND
 FOREIGN CURRENCY
 TRANSACTIONS
 Net Realized Gain
 (Loss) from:
    Investment
    Transactions        34,323        4,223        46,301               39       1,613     (2,322)
    Foreign Currency
    Transactions             --        (179)          919               (8)         91          --
 Net Unrealized
 Appreciation
 (Depreciation) on
 Investments, Foreign
 Currencies and
 Forward Foreign
 Currency
 Exchange
 Contracts              69,600        3,071        53,287              (26)     (6,398)     125,035
 NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) FROM
 INVESTMENTS,
 FOREIGN CURRENCY
 AND FORWARD FOREIGN
 CURRENCY EXCHANGE      103,923        7,115       100,507                5     (4,694)     122,713
 CONTRACTS
 NET INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS          $99,720     $ 12,728     $ 111,891       $      (35)  $  (4,387)  $ 113,286


* Income allocated from Capital Appreciation Portfolio, Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio, Pacific Basin Equity Portfolio and Small Cap Portfolio, respectively.

** For the period from Commencement of Operations to September 30, 1996. The following are commencement dates for each Fund:

 Funds                       Commencement of Operations
 Capital Appreciation                 February 16, 1996
 Global High Yield Securities            April 26, 1996
 International Equity                 February 16, 1996
 Latin American Equity                     May 24, 1996
 Pacific Basin Equity                    April 26, 1996
 Small Cap                            February 16, 1996

See Notes to Financial Statements on Pages 7 and 8BT Advisor Funds

STATEMENT OF CHANGES IN NET ASSETS

For the period ended September 30, 1996*

                                                                                         GLOBAL HIGH
                                                                          CAPITAL           YIELD        INTERNATIONAL
                                                                        APPRECIATION      SECURITIES       EQUITY
 INCREASE (DECREASE) IN NET ASSETS FROM:
 OPERATIONS
   Net Investment Income                                              $      (4,203)     $    5,613    $    11,384
   (Loss)
 Net Realized Gain on Investments and Foreign Currency
        Transactions                                                          34,323          4,044         47,220
 Net Unrealized Appreciation on Investments, Foreign Currencies
        and Forward Foreign Currency Exchange
        Contracts                                                             69,600          3,071         53,287
 Net Increase in Net Assets from Operations                                   99,720         12,728        111,891
 DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                                         --          (1,173)           --
 CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Proceeds from Sales of Shares                                         774,451        171,745      3,082,149
   Dividend Reinvestments                                                        --           1,172            --
   Cost of Shares Redeemed                                                   (50,000)        (2,000)       (50,000)
 NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST                                                         724,451        170,917      3,032,149
 TOTAL INCREASE IN NET ASSETS NET ASSETS                                     824,171        182,472      3,144,040
 Beginning of Period                                                          99,950             10             10
   End of Period (including undistributed accumulated net
   investment income (loss) of $(4,203), $4,440 and
   $11,384, respectively)                                             $      924,121     $   182,482   $   3,144,050

                                                                                    LATIN        PACIFIC
                                                                                  AMERICAN        BASIN        SMALL
                                                                                   EQUITY        EQUITY         CAP
 INCREASE (DECREASE) IN NET ASSETS FROM:
 OPERATIONS
  Net Investment Income (Loss)                                               $         (40)    $     307     $    (9,427)
 Net Realized Gain (Loss) on Investments and Foreign Currencies
        Transactions                                                                    31         1,704          (2,322)
 Net Unrealized Appreciation (Depreciation) on Investments, Foreign
        Currencies and Forward Foreign Currency Exchange
        Contracts                                                                      (26)       (6,398)        125,035
 Net Increase (Decrease) in Net Assets from Operations                                 (35)       (4,387)        113,286
 CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net Proceeds from Sales of Shares                                                 24,480       243,978       2,750,190
  Cost of Shares Redeemed                                                             --          (9,528)        (50,766)
 NET INCREASE FROM CAPITAL                                                          24,480       234,450       2,699,424
 TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST
 TOTAL INCREASE IN NET ASSETS NET ASSETS                                            24,445       230,063       2,812,710
 Beginning of Period                                                                    10            10              10
   End of Period (including undistributed accumulated net
   investment income (loss) of $(40), $307 and $(9,427), respectively)       $      24,455    $  230,073     $ 2,812,720


* The period represents from Commencement of Operations to September 30, 1996. The following are commencement dates for each Fund:

 Funds                       Commencement of Operations
 Capital Appreciation                 February 16, 1996
 Global High Yield Securities            April 26, 1996
 International Equity                 February 16, 1996
 Latin American Equity                     May 24, 1996
 Pacific Basin Equity                    April 26, 1996
 Small Cap                            February 16, 1996

     See Notes to Financial Statements on Pages 7 and 8

BT Advisor Funds

FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return and other supplemental data and ratios for the period indicated for each of the Funds.

                                                                                              GLOBAL HIGH
                                                                               CAPITAL            YIELD        INTERNATIONAL
                                                                            APPRECIATION**     SECURITIES**       EQUITY**
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE,                                                              $  10.00          $  10.00         $  10.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                    (0.05)             0.45             0.04
  Net Realized and Unrealized Gain on
  Investments                                                                      1.40              0.49             0.89
 Total from Investment Operations                                                  1.35              0.94             0.93
 DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                                                            --              (0.11)             --
 NET ASSET VALUE, END OF PERIOD                                                $  11.35          $  10.83         $  10.93
 TOTAL INVESTMENT RETURN                                                          13.50%             9.51%            9.30%
 SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000's)                                            $    924          $    182 $          3,144
 Ratios to Average Net Assets
   Net Investment Income (Loss)                                                   (0.98)%*          10.08%*           0.99%*
   Expenses, including Expenses of the
   Portfolio***                                                                    1.50%*            1.50%*           1.70%*
 Decrease Reflected in Above Expense Ratio Due to Absorption
    of Expenses by Bankers Trust                                                   5.61%*           31.02%*           2.61%*

                                                                               LATIN          PACIFIC        SMALL
                                                                              AMERICAN         BASIN
                                                                              EQUITY**         EQUITY**       CAP**
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                         $  10.00       $  10.00       $  10.00

 INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                   (0.02)          0.01          (0.04)
  Net Realized and Unrealized Gain (Loss) on Investments                         (0.06)         (0.41)          1.50
 Total from Investment Operations                                                (0.08)         (0.40)          1.46
 NET ASSET VALUE, END OF PERIOD                                               $   9.92        $  9.60       $  11.46
 TOTAL INVESTMENT RETURN                                                         (0.80)%        (4.00)%        14.60%
 SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000's)                                           $     24        $   230       $  2,813
 Ratios to Average Net Assets
   Net Investment Income (Loss)                                                  (0.91)%*        0.48%*         (1.01)%*
   Expenses, including Expenses of the Portfolio***                               2.25%*         1.85%*          1.50%*
 Decrease Reflected in Above Expense Ratio Due to Absorption
    of Expenses by Bankers Trust                                                359.36%*        33.30%*          2.81%*


* Annualized

** The period represents from Commencement of Operations to September 30, 1996. The following are commencement dates for each fund, respectively:

 Funds                       Commencement of Operations
 Capital Appreciation                 February 16, 1996
 Global High Yield Securities            April 26, 1996
 International Equity                 February 16, 1996
 Latin American Equity                     May 24, 1996
 Pacific Basin Equity                    April 26, 1996
 Small Cap                            February 16, 1996

*** Expenses allocated from Capital Appreciation Portfolio, Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio, Pacific Basin Equity Portfolio and Small Cap Portfolio.

     See Notes to Financial Statements on Pages 7 and 8


BT Advisor Funds

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Advisor Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Advisor Capital Appreciation Fund, Global High Yield Securities Fund, International Equity Fund, Latin American Equity Fund, Pacific Basin Equity Fund and Small Cap Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Capital Appreciation Fund, Global High Yield Securities Fund, International Equity Fund, Latin American Equity Fund, Pacific Basin Equity Fund and Small Cap Fund invest substantially all of their assets in the Capital Appreciation Portfolio, Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio, Pacific Basin Equity Portfolio and Small Cap Portfolio (each a "Portfolio" and collectively, the "Portfolios"), respectively. Each Portfolio is an open-end management investment company registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio at September 30, 1996 as follows:

    FUND                     INVESTMENT IN PORTFOLIO
 Capital Appreciation            1.33%
 Global High Yield Securities    0.90%
 International Equity            1.91%
 Latin American Equity           0.11%
 Pacific Basin Equity            0.67%
 Small Cap                       1.14%

The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organization Expenses

Costs incurred by each Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. Dividends

It is the Global High Yield Securities Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. The Capital Appreciation Fund, International Equity Fund, Latin American Equity Fund, Pacific Basin Equity Fund and Small Cap Fund, declare and distribute dividends from net investment income, if any, annually. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually.

E. Federal Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following table provides the annual rates and aggregate fees for each of the Funds for the period ended September 30, 1996:

                                       ANNUAL   AGGREGATE
                 Fund                   Rate       Fees
 Capital Appreciation Fund           0.65 of 1%    $2,789
 Global High Yield Securities Fund   0.95 of 1%       530
 International Equity Fund           0.85 of 1%     9,755
 Latin American Equity Fund          0.95 of 1%        41
 Pacific Basin Equity Fund           0.75 of 1%       482
 Small Cap Fund                      0.65 of 1%     6,065

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreements with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement, at an annual rate not exceeding 0.50 of 1% (0.35% of 1% in the case of the Global High Yield Securities Fund) of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the period ended September 30, 1996, reimbursable expenses incurred were as follows:

                                   DISTRIBUTION
    FUND                        EXPENSES INCURRED
 Capital Appreciation                      $2,145
 Global High Yield Securities                 195
 International Equity                       5,738
 Latin American Equity                         22
 Pacific Basin Equity                         321
 Small Cap                                  4,666

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses based upon the daily net assets of the Portfolio: Capital Appreciation Fund to 0.90 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio, Global High Yield Securities Fund to
0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio, International Equity Fund to 1.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.70 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio, Latin American Equity Fund to 1.25 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 2.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio, Pacific Basin Equity to 0.85 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.85 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio and Small Cap Fund to 0.90 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period ended September 30, 1996, expenses of the Funds have been reduced as follows:

    FUND                       EXPENSES REDUCED
 Capital Appreciation                   $23,334
 Global High Yield Securities            17,026
 International Equity                    27,684
 Latin American Equity                   15,694
 Pacific Basin Equity                    21,308
 Small Cap                               24,630

Each of the Funds is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which each of the Funds sells its shares. Currently, the most restrictive jurisdiction imposed expense limitation is 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Funds are also directors, officers and/or employees of Signature and/or Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

NOTE 3--SUBSEQUENT EVENTS

On October 18, 1996, the Board of Trustees voted to discontinue the offering of shares of beneficial interest of BT Advisor Funds.

NOTE 4--SHARES OF BENEFICIAL INTEREST

At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       FOR THE PERIOD ENDED SEPTEMBER 30, 1996
                          CAPITAL                 GLOBAL HIGH                     INTERNATIONAL
                        APPRECIATION            YIELD SECURITIES                     EQUITY
                    SHARES      AMOUNT         SHARES        AMOUNT         SHARES            AMOUNT
 Sold               76,335       $774,451       16,930      $171,745        292,527         $3,082,149
 Reinvested            --          --              116         1,172           --                --
 Redeemed           (4,912)       (50,000)        (196)       (2,000)        (4,864)           (50,000)
 Increase           71,423       $724,451       16,850      $170,917        287,663         $3,032,149
                                     FOR THE PERIOD ENDED SEPTEMBER 30, 1996
                        LATIN AMERICAN              PACIFIC BASIN                   SMALL
                           EQUITY                      EQUITY                         CAP
                     SHARES       AMOUNT        SHARES       AMOUNT        SHARES            AMOUNT
 Sold               2,464        $24,480       24,978       $243,978       250,179          $2,750,190
 Redeemed             --            --         (1,005)        (9,528)       (4,844)            (50,766)
 Increase           2,464        $24,480       23,973       $234,450       245,335          $2,699,424


Report of Independent Accountants
To the Trustees and Shareholders of
BT Advisor Funds:

We have audited the accompanying statement of assets and liabilities of BT Advisor Funds (comprised of the Capital Appreciation, Global High Yield Securities, International Equity, Latin American Equity, Pacific Basin Equity and Small Cap Funds) as of September 30, 1996 and the related statement of operations, the statement of changes in net assets and the financial highlights for the periods February 16, 1996 (commencement of operations)to September 30, 1996 for the Capital Appreciation and Small Cap Funds, April 26, 1996 (commencement of operations) to September 30, 1996 for the Global High Yield Securities and Pacific Basin Equity Funds, February 26, 1996 (commencement of operations) to September 30, 1996 for the International Equity Fund, and May 24, 1996 (commencement of operations) to September 30, 1996 for the Latin American Equity Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising BT Advisor Funds as of September 30, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                /s/Coopers & Lybrand L.L.P.
                                                   Coopers & Lybrand L.L.P.

Kansas City, Missouri
October 29, 1996



Capital Appreciation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares                 Description                                           Value
                  COMMON STOCKS - 91.90%
                  AMERICA'S CHANGING LEISURE TIME - 7.78%
    20,364        Applebees International, Inc.(a)                        $    539,646
     8,865        Callaway Golf Co.                                            302,518
    16,247        Circus Circus Enterprises, Inc.(a)                           574,738
     3,842        Gemstar International Group Ltd.(a)                          113,339
    35,249        GT Interactive Software Corp.(a)                             801,915
    11,225        HFS, Inc.(a)                                                 750,672
    38,455        International Game Technology                                788,327
    26,655        Mirage Resorts, Inc.(a)                                      683,034
    23,175        Starbucks Corp.(a)                                           764,775
                                                                             5,318,964
                  AMERICA'S INDUSTRIAL RENAISSANCE - 5.75%
    28,228        Agco Corp.                                                   719,814
    10,650        Harman International Industries, Inc.                        519,187
    19,091        Input/Output, Inc.(a)                                        567,957
     9,167        Potash Corporation of Saskatchewan, Inc.                     670,337
    10,287        Raychem Corp.                                                771,525
    10,983        Western Atlas, Inc.(a)                                       683,692
                                                                             3,932,512
                  CLIENT-SERVER COMPUTING - 5.02%
    15,550        Adaptec, Inc.(a)                                             933,000
    20,725        Cadence Design System, Inc.(a)                               740,919
    30,104        Cognos, Inc.(a)                                              982,143
     9,350        Peoplesoft, Inc.(a)                                          778,387
                                                                             3,434,449
                  ENVIRONMENTAL CRISIS - 1.33%
    26,655        U.S. Filter Corp.(a)                                         909,602
                  FLOURISHING IN THE MANAGED CARE ENVIRONMENT - 2.30%
    16,761        Oxford Health Plans, Inc.                                    833,860
    48,350        Physician Reliance Network, Inc.(a)                          737,337
                                                                             1,571,197
                  INTERACTIVE MEDIA - 5.22%
    10,350        Clear Channel Communications, Inc.(a)                        915,975
    16,399        CUC International, Inc.(a)                                   653,910
    14,915        Intuit, Inc.(a)                                              469,823
    16,822        Outdoor Systems, Inc.(a)                                     790,634
    17,185        The Providence Journal Co. -Cl. A(a)                         504,809
     6,989        Univision Communications, Inc.(a)                            234,132
                                                                             3,569,283
                  LIFE ON THE NET - 4.05%
    10,439        America Online, Inc.(a)                                      371,889
     4,630        McAfee Associates, Inc.(a)                                   319,470
     7,808        Netscape Communications Corp.(a)                             362,096
    45,443        Network General Corp.(a)                                   1,039,509
    15,068        VeriFone, Inc.(a)                                            674,293
                                                                             2,767,257
                  LIFE SCIENCES REVOLUTION - 6.20%
    17,790        BioChem Pharma, Inc.(a)                                      713,824
    20,998        Centocor, Inc.(a)                                            745,429
    22,782        Elan Corp., ADR(a)                                           680,612
    10,347        Genetics Institute, Inc.(a)                                  719,117
    24,355        Genzyme Corp.(a)                                             621,052
    17,850        U.S. Surgical Corp.                                          758,625
                                                                             4,238,659
                  MANAGING THE INFORMATION AGE - 3.72%
    34,431        Cheyenne Software, Inc.(a)                                   740,266
    10,167        Electronics for Imaging, Inc                                 729,482
    19,697        Pure Atria Corp.(a)                                          743,562
    11,285        Sterling Commerce, Inc.                                      332,907
                                                                             2,546,217
                  MOVE TO OUTSOURCING - 8.97%
    25,475        AccuStaff, Inc.(a)                                           659,166
    18,698        APAC Teleservices, Inc.(a)                                   958,272
    10,878        CoreStaff, Inc.(a)                                           290,986
    21,482        Corporate Express, Inc.(a)                                   835,113
    11,588        Danka Business Systems, ADR                                  460,623
    17,578        Global DirectMail Corp.(a)                                   839,350
    18,049        Paychex, Inc.                                              1,046,842
     4,477        Quintiles Transnational Corp.(a)                             327,940
    22,722        USA Waste Services, Inc.(a)                                  715,743
                                                                             6,134,035
                  NEW CONSUMER - 8.70%
    10,044        Abercrombie & Fitch Co.(a)                                   246,078
    10,257        Blyth Industries, Inc.(a)                                    497,465
     6,807        Fila Holdings, ADR                                           654,323
    12,042        Gucci Group NV                                               873,045
    12,586        Jones Apparel Group, Inc.(a)                                 802,358
    19,576        Saks Holdings, Inc.(a)                                       685,160
    34,369        Staples, Inc.(a)                                             762,562
    11,314        Tommy Hilfiger Corp.(a)                                      670,354
    26,747        Williams-Sonoma, Inc.(a)                                     758,946
                                                                             5,950,291
                  NEW HEALTH CARE PARADIGM - 4.27%
     9,470        Cardinal Health, Inc.(a)                                     782,459
    16,973        Healthsouth Corp.(a)                                         651,339
    23,417        Omnicare, Inc.                                               714,218
    20,363        PhyCor, Inc.(a)                                              775,067
                                                                             2,923,083
                  OTHER - 1.47%
    16,490        IMC Global, Inc.                                             645,171
    15,552        Sunbeam Corporation, Inc                                     359,640
                                                                             1,004,811
                  PRODUCTIVITY ENHANCEMENT - 4.04%
    15,976        Catalina Marketing Corp.(a)                                  850,722
    13,101        Checkpoint Systems, Inc.(a)                                  347,176
    15,914        Compuware Corp.(a)                                           728,066
    17,003        Parametric Technology Co.                                    839,523
                                                                             2,765,487
                  REDISTRIBUTION OF DEBT - 0.88%
    22,601        The Money Store, Inc.                                        598,927
                  RE-ENERGIZING AMERICA - 4.56%
    20,634        BJ Services Co.(a)                                           747,983
    13,312        Cooper Cameron Corp.(a)                                      763,776
    42,933        Global Marine, Inc.(a)                                       676,195
    24,991        Tidewater, Inc.                                              934,039
                                                                             3,121,993
                  SPECIAL SITUATIONS - 0.38%
    13,433        Softkey International, Inc.(a)                               260,264

Capital Appreciation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares                 Description                                           Value
                  STORES OF VALUE - 7.65%
    19,908        Borders Group, Inc.(a)                                   $   741,573
    22,328        Consolidated Stores Corp.(a)                                 893,120
    12,859        Nine West Group, Inc.(a)                                     697,601
    17,276        Oakley, Inc.(a)                                              734,230
    28,501        PETsMART, Inc.(a)                                            737,463
    30,013        Price/Costco, Inc.(a)                                        615,267
    22,631        U.S. Office Products Co.(a)                                  811,887
                                                                             5,231,141
                  TELECOMMUNICATIONS - 6.96%
    13,645        Andrew Corp.(a)                                              680,544
    11,013        Aspect Telecommunication Corp.(a)                            685,559
    12,101        Excel Communications, Inc.(a)                                382,694
    27,623        McLeod, Inc.-Cl. A(a)                                        911,559
     7,684        Omnipoint Corp.(a)                                           223,797
    14,191        QUALCOMM, Inc.(a)                                            603,118
    34,401        Teleport Communications Group Inc.(a)                        812,724
    21,420        WorldCom, Inc.(a)                                            457,853
                                                                             4,757,848
                  THE UBIQUITOUS SEMICONDUCTOR - 0.43%
     8,683        Xilinx, Inc.                                                 295,222
                  THE GREYING OF AMERICA - 2.22%
    11,165        Guidant Corp.                                            $   616,866
     8,230        Loewen Group, Inc.(a)                                        344,631
    25,234        Nellcor Puritan Bennett, Inc.(a)                             555,148
                                                                             1,516,645
                  TOTAL COMMON STOCKS (Cost $47,822,620)                   $62,847,887
 Principal
  Amount
                  SHORT TERM INVESTMENTS - 7.90%
                  U.S. TREASURY BILLS - 7.90%
$3,105,740        5.00%, 10/24/96                                         $  3,095,765
 2,325,145        5.12%, 12/5/96                                             2,304,491
                  TOTAL SHORT TERM INVESTMENTS (Cost $5,399,135)          $  5,400,256
                  TOTAL INVESTMENTS (Cost $53,221,755) - 99.80%           $ 68,248,143
                  Other Assets in Excess of Liabilities - 0.20%                137,352
                  NET ASSETS - 100.00%                                    $ 68,385,495


(a) Non-Income Producing Security

See Notes to Financial Statements on Pages 25-28

Global High Yield Securities Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Principal
   Amount         Description                                                   Value
            CORPORATE DEBENTURES - 41.56%
            CHINA - 1.33%
$  250,000  Zhuhai Highway 11.50%, 7/1/08(b)                              $    263,125
            COLOMBIA - 2.72%
   500,000  Celcaribe, 3/15/04(b)(c)                                           537,500
            HONG KONG - 9.78%
   500,000  Bank of East Asia 2.00%, 7/19/03                                   520,000
   350,000  China Overseas Land 5.25%, 12/8/00                                 353,937
   390,000  Hysan Development Finance 6.75%, 6/1/00                            444,112
   500,000  Lai Fung Overseas Finance 5.75%, 1/5/98                            458,750
   150,000  New World Development 4.375%, 12/11/00                             153,469
                                                                             1,930,268
            INDIA - 0.27%
    50,000  Mahindra & Mahindra 5.00%, 7/9/01                                   53,000
            MALAYSIA - 1.06%
   250,000  Aokam Perdana Berhad 3.50%, 6/13/04                                208,750
            SOUTH AFRICA - 1.75%
    20,000  Investec Overseas Finance 6.375%, 11/30/02(b)                       21,550
   300,000  Investec Overseas Finance 6.375%, 11/30/02                         324,375
                                                                               345,925
            THAILAND - 0.70%
   150,000  Tanayong Public 3.50%, 3/1/04                                      138,000
            UNITED KINGDOM - 1.90%
   500,000  Videotron Holdings Plc., 7/1/04(c)                                 376,250
            UNITED STATES - 22.05%
$  500,000  Cinemark USA, Inc. 9.625%, 8/1/08(b)                          $    491,250
   250,000  Eagle Food Centers, Inc. 8.625%, 4/15/00                           235,625
   500,000  Giant Industries 9.75%, 11/15/03                                   506,250
   150,000  Grupo Industrial Durango 12.625%, 8/1/03                           159,938
   400,000  Nextel Communications, Inc. 8/15/04(e)                             261,000
   200,000  Paracelsus Healthcare 10.00%, 8/15/06                              206,750
   500,000  Pricellular, 10/1/03(c)                                            407,500
   500,000  Schuller International Group 10.875%, 12/15/04                     548,750
   500,000  Station Casinos 10.125%, 3/15/06                                   493,750
   500,000  Tenet Healthcare 8.625%, 12/1/03                                   523,125
   250,000  Twin Laboratories 10.25%, 5/15/06(b)                               252,500
   250,000  United Meridian Corp. 10.375%, 10/15/05                            266,875
                                                                             4,353,313
            TOTAL CORPORATE DEBENTURES (Cost $7,808,167)                  $  8,206,131
            GOVERNMENT BONDS - 53.07%
            ARGENTINA - 7.06%
   500,000  Argentina Discount 6.437%, 3/31/23                                 370,000
   245,000  Argentina FRB 6.625%, 3/31/05                                      205,494
 1,400,000  Argentina Par Ser. L-GP 5.25%, 3/31/23(a)                          819,000
                                                                             1,394,494
            BRAZIL - 16.65%
 1,136,551  Brazil C 8.00%, 4/15/14 (f)                                        801,269
 1,298,916  Brazil C Ser. L 8.00%, 4/15/14 (f)                                 915,735
 1,000,000  Brazil DCB Ser. L 6.562%, 4/15/12(a)                               755,625
 1,000,000  Brazil New Money Bond 6.562%, 4/15/09                              813,750
                                                                             3,286,379


Global High Yield Securities Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Principal
   Amount         Description                                                   Value
            BULGARIA - 1.29%
$  500,000  Bulgaria Discount 6.687%, 7/28/24(a)                          $    254,063
            MEXICO-17.91%
   500,000  Mexico Discount Ser. D 6.453%, 12/31/19                            421,875
 1,000,000  Mexico Discount Ser. B 6.390%, 12/31/19                            845,000
 2,550,000  Mexico Par Ser. B 6.25%, 12/31/19                                1,772,250
   500,000  United Mexican States, 11.375%, 9/15/16                            497,500
                                                                             3,536,625
            MOROCCO - 3.18%
   800,000  Morocco Restructuring & Consolidation
            Agreement Ser. A 6.437%, 1/1/09(a)                                 628,500
            PANAMA - 4.00%
   700,000  Panama IRB 3.50%, 7/17/14                                          441,000
   505,000  Panama PDI 6.75%, 7/17/16                                          348,766
                                                                               789,766
            POLAND - 2.98%
   615,000  Poland Discount 6.437%, 10/27/24(a)                                587,325
            TOTAL GOVERNMENT BONDS (Cost $9,209,215)                      $ 10,477,152
            OTHER SECURITIES - 1.44%
            SOUTH AFRICA - 1.36%
    24,185  Bidvest Group Ltd.                                            $    133,192
     9,035  Fedsure Holdings Ltd.                                               63,690
       151  South African Breweries                                              4,025
     2,580  South African Breweries - B                                         68,201
                                                                               269,108
            UNITED STATES - 0.08%
       500  IHF Holdings - Warrants Ser. I
            Expire 11/14/99 (Cost $0)                                           15,000
            TOTAL OTHER SECURITIES (Cost $298,263)                        $    284,108
            TOTAL INVESTMENTS (Cost $17,315,645) - 96.07%                 $ 18,967,391
            Other Assets in Excess of Liabilities - 3.93%                      775,764
            NET ASSETS - 100.00%                                          $ 19,743,155


(a) Floating Rate Security
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Debt obligations initially issued in zero coupon form which convert to coupon form at specified rate and date.
(d) Non-Income Producing Security.
(e) Zero coupon.
(f) Payment-in-Kind Security.

See Notes to Financial Statements on Pages 25-28

International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

   Shares         Description                                                   Value
                COMMON STOCKS - 90.24%
                AUSTRALIA - 2.62%
     265,000    Aristocrat Leisure (Entertainment)                        $    744,415
     307,300    Capral Aluminum Ltd.                                           936,191
                (Metals-Diversified)
     206,960    News Corporation (Services)                                  1,085,778
     140,000    TABCORP Holdings Ltd. (Capital                                 691,280
                Equipment)
     134,000    WMC Ltd. (Mining)                                              862,058
                                                                             4,319,722
                AUSTRIA - 0.61%
      10,000    OMV AG (Energy)                                              1,006,421
                BRAZIL - 0.34%
   8,600,000    Telec Brasileiras-Telebras"ON"                                 561,877
                (Telecommunication)
                CANADA - 0.33%
      24,800    Canadian Natural Resources Ltd. (Energy)(a)                    549,776
                FINLAND - 2.34%
      79,900    KCI Konecranes International Corp.
                (Capital Equipment)(a)                                       2,221,631
      36,800    Nokia AB ADR-A (Consumer Goods)                              1,628,400
                                                                             3,850,031
                FRANCE - 11.62%
      14,889    Accor SA (Diversified)                                    $  1,840,463
      67,100    Assurances Generales de France (Finance)                     1,879,887
      22,000    Chargeurs International SA                                     814,136
                (Diversified)
      11,750    Christian Dior (Consumer Goods)                              1,375,041
      13,987    Club Mediterranee (Services)                                 1,002,691
       6,117    Compagnie Generale des Eaux                                    664,878
                (Diversified)
       2,200    Comptoirs Modernes (Retail-Grocery)                          1,043,458
      66,700    Dassault Systemes SA (Computer Software)(a)                  2,793,063
      21,200    Genset ADR (Biopharmaceuticals)(a)                             365,700
       7,000    Groupe Danone (Food Processing)                              1,022,611
      20,944    Lyonnaise des Eaux-Dumez                                     1,874,746
                (Diversified)
       7,900    Pathe SA (Services)(a)                                       2,018,891
      29,800    SGS-Thomson Microelectronics N.V.
                (Consumer Goods)(a)                                          1,411,775
      13,251    Total SA - B (Energy)                                        1,043,639
                                                                            19,150,979
                GERMANY - 7.13%
      31,000    Adidas AG (Consumer Goods)(b)                                2,822,986
      40,600    BASF AG (Diversified)                                        1,277,650
       6,500    Berliner Kraft & Licht (Utilities)                           1,768,504
      10,344    SAP AG - Vorzug (Computer Software)                          1,739,485
      16,000    SGL Carbon AG (Diversified)                                  1,867,174
       6,100    Volkswagen AG (Consumer Goods)                               2,275,552
                                                                            11,751,351

International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

   Shares         Description                                                   Value
                HONG KONG - 6.91%
     797,000    CDL Hotels International (Services)                        $   432,872
     127,000    Cheung Kong Holdings, Ltd. (Finance)                           977,176
     687,000    China Resources Enterprises, Ltd. (Real Estate)                692,952
   2,000,000    China Travel International Investment
                Hong Kong Ltd. (Transportation)                                594,853
     500,000    First Pacific Co. (Diversified)(b)                             756,498
   2,412,000    First Sign International Holdings Ltd.                         647,213
                (Textile)
     672,000    Founder Hong Kong Ltd. (Services)(a)                           262,873
     662,000    Giordano International Ltd.                                    582,129
                (Diversified)
     770,000    Goldlion Holdings Ltd. (Consumer Goods)                        652,205
     806,000    Guangnan Holdings, Ltd. (Services)                             536,778
      28,200    Guangshen Railway Company Ltd.
                (Transportation)(a)                                            535,800
     138,000    Guoco Group (Finance)                                          674,564
     166,000    Hutchison Whampoa Ltd. (Diversified)                         1,116,255
     133,000    Jardine Matheson Holdings                                      831,250
                (Diversified)
     114,000    Pico Far East Holdings (Diversified)                            25,061
     626,000    Shanghai Industrial Holdings Ltd.                            1,436,894
                (Diversified)(a)
   1,856,000    Theme International Holdings Ltd.
                (Consumer Goods)                                               630,027
                                                                            11,385,400
                INDIA - 0.37%
      46,000    Tata Engineering and Locomotive Company Ltd.
                (Diversified)(b)                                               603,750
                INDONESIA - 1.16%
     217,500    Bukaka Teknik Utama PT (Capital                                175,570
                Equipment)
     332,000    Ciputra Development PT (Real Estate)                           264,422
     498,000    Citra Marga Nusaphala Persada PT
                (Capital Equipment)                                            337,674
     545,000    Fiskaragung Perkasa PT (Consumer Goods)(a)                     404,738
     207,000    Kalbe Farma PT (Pharmaceuticals)                               494,597
     265,200    Steady Safe PT (Transportation)                                242,617
                                                                             1,919,618
                IRELAND - 2.20%
     192,600    Bank of Ireland (Finance)                                    1,517,663
     207,300    CRH Plc. (Materials)                                         2,101,634
                                                                             3,619,297
                ITALY - 5.34%
      75,000    Bulgari SPA (Consumer Goods)                                 1,396,965
   1,400,000    Credito Italiano (Finance)                                   1,608,751
     246,700    Ente Nazionale Idrocarburi SPA (Oil)                         1,261,824
   1,020,000    Parmalat Finanziaria SPA (Finance)                           1,467,626
      62,000    Safilo SPA (Consumer Goods)                                  1,380,901
     486,700    Societa Finanziaria Telefonica (Services)                    1,689,964
                                                                             8,806,031
                JAPAN - 15.44%
      92,600    AJL Peps Trust (Consumer Goods)                              1,828,850
      68,000    Canon Inc.(Capital Equipment)                                1,337,104
      51,000    Daimaru Inc. (Services)                                        337,939
         280    East Japan Railway Co. (Transportation)                      1,352,548
     163,000    Hitachi Ltd. (Capital Equipment)                             1,580,606
      58,000    Jusco Co. (Services)                                         1,765,387
     204,000    Mitsubishi Electric Corp. (Capital Equipment)                1,392,054
      64,000    Mitsubishi Estate Co. (Finance)                                879,192
     237,000    Mitsubishi Heavy Industry (Capital Equipment)                1,930,047
     200,000    Obayashi Corp. (Capital Equipment)                           1,641,302
      75,000    Sankyo Co. (Health & Personal)                               1,919,192
      30,000    Sony Corp. (Consumer Goods)                                  1,893,603
     440,000    Sumitomo Metal Industries (Steel)                            1,248,395
     114,000    Sumitomo Realty & Development (Finance)                        878,222
     108,000    Takashimaya Co. (Retail)                                     1,609,697
      94,000    Takeda Chemical Industries                                   1,721,751
                (Pharmaceuticals)
      83,000    Toyota Motor Co. (Consumer Goods)                            2,123,906
                                                                            25,439,795
                MALAYSIA - 2.49%
      76,000    Edaran Otomobil Nasional (Consumer Goods)                      748,933
      97,000    Jaya Tiasa Holdings (Materials)                                603,710
     183,337    Kentucky Fried Chicken (Consumer Goods)                        797,276
     102,000    Perusahaan Otomobil Nasional BHD
                (Consumer Goods)                                               553,441
     127,000    Sungei Way Holdings (Diversified)                              678,955
     188,000    UMW Holdings BHD (Diversified)                                 723,798
                                                                             4,106,113
                NETHERLANDS - 5.98%
      18,000    Gucci Group (Consumer Goods)                                 1,305,000
      97,250    Internationale Nederlanden Group NV                          3,035,332
                (Finance)
      32,200    KLM Royal Dutch Airlines                                       861,979
                (Transportation)
      28,140    Koninklijke Ahold NV (Retail)                                1,593,761
      60,300    Philips Electronics (Consumer Goods)                         2,178,117
      18,750    Toolex Alpha NV ADR (Diversified)(a)                           421,875
      20,500    Toolex Alpha NV (Diversified)(a)                               467,298
                                                                             9,863,362
                PHILIPPINES - 1.48%
   3,720,000    Belle Corp. (Real Estate)(a)                                 1,091,824
   1,270,100    Mondragon International Philippines
                (Consumer Goods)(a)                                            726,187
   1,232,400    Universal Robina Corp. (Consumer Goods)                        622,424
                                                                             2,440,435
                SINGAPORE - 0.52%
      86,000    Far East Levingston Shipbuilding Ltd. (Capital Equipment)      406,150
      73,000    Singapore Land Ltd. (Finance)                                  443,257
                                                                               849,407
                SOUTH AFRICA - 0.53%
      53,960    Fedsure Holdings Ltd. (Finance)(b)                             392,522
       6,932    Liberty Life Association of Africa (Services)                  209,725
      19,600    Metro Cash and Carry Ltd. (Services)(b)                        267,050
         169    South African Breweries (Diversified)                            4,508
                                                                               873,805
                SOUTH KOREA - 0.60%
      65,000    Korea Mobile Telecommunications
                (Telecommunications)(a)                                        983,125
                SPAIN - 4.25%
       9,932    Acerinox (Steel)                                             1,156,368
      61,204    Autopistas Concesionaria Espanola SA
                (Diversified)                                                  731,655
       9,635    Banco Popular Espanol (Finance)                              1,770,850
      20,200    Fomento de Construcciones y Contratas
                (Capital Equipment)                                          1,596,745
     180,100    Iberdrola SA (Utilities)                                     1,746,229
                                                                             7,001,847

International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

   Shares         Description                                                   Value
                SWEDEN - 2.02%
      79,000    Nordbanken AB (Finance)                                   $  2,027,476
      74,800    Svedala Industries (Capital                                  1,298,611
                Equipment)
                                                                             3,326,087
                SWITZERLAND - 3.12%
       1,791    ABB AG - Bearer (Machinery)                                  2,191,603
         794    Ciba-Geigy AG, - B (Consumer Goods)                          1,011,501
       9,841    TAG Heuer International SA (Consumer Goods)                  1,931,147
                                                                             5,134,251
                TAIWAN - 0.39%
      28,130    Taiwan Fund, Inc. (Diversified)                                650,506
                THAILAND - 0.66%
      41,300    PTT Exploration & Production (Energy)                          610,949
     135,500    Thai Military Bank (Finance)                                   482,453
                                                                             1,093,402
                UNITED KINGDOM - 10.13%
     170,000    Barclays Plc. (Finance)                                      2,495,656
      98,600    British Aerospace Plc. (Aerospace)                           1,628,608
     160,000    British Land Company Plc. (Real Estate)                      1,140,657
     692,500    Iceland Group (Services)                                       936,496
     560,700    Lonrho (Diversified)                                         1,494,600
     210,000    Millennium & Copthorne Hotels Plc. (Services)                1,025,981
     231,000    National Power Plc. (Utilities)                              1,421,107
     108,500    National Westminster Bank Plc. (Finance)                     1,151,780
      96,600    Powerscreen International Plc. (Diversified)                   829,879
     307,000    Rolls-Royce Plc. (Aerospace)                                 1,149,513
     427,100    Storehouse Plc. (Services)                                   2,013,201
     157,000    United Utilities Plc. (Utilities)                            1,400,314
                                                                            16,687,792
                VENEZUELA - 1.10%
     822,688    Electricidad de Caracas (Utilities)                            816,585
     155,902    Mavesa SA, ADR (Consumer Goods)(b)                           1,004,009
                                                                             1,820,594
                OTHER - 0.56%
      63,500    Latin American Equity Fund                                     928,688
                (Diversified)
                TOTAL COMMON STOCKS (Cost $128,783,890)                  $ 148,723,462
                PREFERRED STOCK CONVERTIBLE - 0.25%
                SOUTH AFRICA - 0.25%
      16,000    South African Breweries
                (Diversified) (Cost $594,485)                                  423,234

                CORPORATE DEBT CONVERTIBLE - 0.65%
                SOUTH AFRICA - 0.65%
 $   280,000    Investec O/S Finance BVI, 6.375% 11/30/02
                (Finance)                                                $     302,750
     590,000    Liberty Life International, 6.50%,
                9/30/04 (Finance)                                              772,900
                TOTAL CORPORATE DEBT CONVERTIBLE (Cost $1,084,333)           1,075,650

                SOVEREIGN DEBT - 0.66%
                ITALY - 0.66%
    1,075,000   Republic of Italy, 5.00%, 6/28/01
                (Finance) (Cost $1,083,701)                                  1,088,437
                SHORT TERM INSTRUMENTS - 10.78%
                U.S. TREASURY BILLS - 10.78%
 $ 18,030,000   5.36%, 1/16/97 (Cost $17,754,106)                        $  17,759,911
                TOTAL INVESTMENTS (Cost $149,300,515) - 102.58%              $ 169,070,694
                Liabilities in Excess of Other Assets - (2.58%)             (4,257,333)
                NET ASSETS - 100%                                        $ 164,813,361


(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Industry Diversification (as a percentage of Total Investments):

Consumer Goods              20.84%
Finance                     14.10%
Diversified                 12.45%
Services                    11.13%
U.S. Treasury               10.50%
Capital Equipment            9.94%
Utilities                    4.23%
Transportation               3.77%
Energy                       2.64%
Retail                       2.51%
Metals Diversified           2.49%
Materials                    1.98%
Real Estate                  1.89%
Other*                       1.53%
                           100.00%


* No one industry represents more than 3% of Portfolio holdings.

See Notes to Financial Statements on Pages 25-28

Latin American Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares                 Description                                           Value
                  COMMON STOCKS - 84.64%
                  ARGENTINA - 0.33%
     27,412       Mirgor Sacifia - ADS (Auto Parts)(a)(b)                  $    56,880
                  BRAZIL - 17.08%
      2,400       Centrais Electricas Brasileiras SA
                  Electrobras ADR- B (Utility)(a)                              199,794
  2,898,059       Centrais Electricas Brasileiras SA
                  Electrobras (Utility)                                        774,973
  2,250,000       CIA Paulista De Forca E Luz (Utility)(a)                     206,840
     22,300       Compania Vale de Rio Doce, ADR (Metals/Mining)               442,267
 11,176,500       Telec Brasileiras-Telebras ON
                  (Telecommunications)                                         729,664
      6,300       Telecommunicacoes Brasileiras SA
                  Telebras, ADR (Telecommunications)                           494,550
      6,500       Usiminas, ADR (Metals/Mining)(b)                              64,188
                                                                             2,912,276
                  CHILE - 10.23%
     13,000       Banco BHIF, ADR (Financial Services)(a)                      237,250
     10,744       Chile Fund (Country Fund)                                    247,112
     10,056       Chilgener SA, ADR (Utility)                                  233,802
      1,000       Compania Telefonica de Chile SA, ADR
                  (Telecommunications)                                          96,625
      1,600       Embotelladora Andina, ADR (Beverages)                         55,600
      6,859       Empresa Nacional Electricidad SA (Utility)                   129,464
     14,450       Madeco SA, ADR (Building Materials)                          334,156
     16,000       Santa Isabel, ADR (Retail)                                   410,000
                                                                             1,744,009
                  COLOMBIA - 6.76%
     20,000       Banco de Colombia, GDR (Financial Services)                  157,500
     45,320       Carulla CIA SA, ADR - B (Retail)(b)                          317,240
     38,700       Cementos Diamante SA, ADR - B
                  (Building/Construction)(b)                                   493,425
      5,300       Cementos Diamante SA                                          20,638
                  (Building/Construction)
    135,000       Gran Cadena Almacenes (Retail)                               121,562
      3,794       Gran Cadena de Almacenes Colombiano, ADR (Retail)             41,734
                                                                             1,152,099
                  MEXICO - 36.60%
     83,400       Cemex SA de CV - B (Building Materials)                      346,118
         24       Controladora de Farmacia (Retail)                                 29
      9,000       Consorcio ARA, ADR                                           192,375
                  (Building/Construction)(a)(b)
    110,100       Corporacion GEO, SA de CV - Ser. B
                  (Building/Construction)                                      515,318
    102,300       Corporacion Industrial Sanluis, SA de CV
                  (Diversified)                                                583,254
      8,400       Empresas La Moderna, ADR (Tobacco)                           160,650
    159,400       Fomento Economico Mexicano SA de CV
                  (Beverages)                                                  489,275
    126,544       Gruma SA - B (Food)(a)                                       791,110
     41,498       Grupo Carso SA de CV - A1 (Diversified)(a)                   192,579
     68,700       Grupo Financiero Serfin, ADR
                  (Financial Services)(a)                                      326,325
    759,200       Grupo Financiero Bancomer, SA de CV
                  (Financial Services)(a)                                      370,440
    429,250       Grupo Financiero Banorte - B
                  (Financial Services)(a)                                      456,455
  1,001,900       Grupo Posadas SA - Ser. L (Hotels)(a)                        435,724
     11,100       Grupo Televisa SA Spons, GDR (Media)(a)                  $   320,512
     41,498       Invercorporacion SA - A-1 (Financial Services)(a)              5,557
     24,100       Kimberly Clark De Mexico - A (Consumer Products)             456,948
     10,000       Kimberly Clark De Mexico - B
                  (Consumer Products)                                          192,124
     27,500       Sigma Alimentos, SA - Ser. BCP
                  (Food Processing)                                            255,602
      4,660       Telefonos de Mexico SA, ADR - L (Telecommunications)         149,702
                                                                             6,240,097
                  PERU - 6.03%
     15,031       Compania de Minas Buenaventura SA - A
                  (Metals/Mining)                                              135,285
      3,015       Compania de Minas Buenaventura - B
                  (Metals/Mining)(a)                                            28,817
      9,000       Compania de Minas Buenaventura SA, ADR
                  (Metals/Mining)(a)                                           172,687
    102,950       Consorcio Alim Fabril Pacifico - C
                  (Consumer Products)(a)                                       153,749
     39,445       Consorcio Alim Fabril Pacifico - T
                  (Consumer Products)(a)                                        58,123
     14,436       Credicorp (Financial Services)                               274,284
      9,000       Telefonica Del Peru, ADR                                     205,875
                  (Telecommunications)
                                                                             1,028,820
                  VENEZUELA - 7.61%
     14,398       Banco Provincial (Financial Services)                         28,491
      1,325       Banco Venezolano de Credito Ser. - A-B
                  (Financial Services)                                          70,102
    130,427       Electricidad de Caracas (Utility)                            129,460
    101,800       Mavesa SA, ADR (Consumer Products)                           655,592
     45,819       Siderurgica Venezuela (Metals/Mining)                         33,552
     50,000       Sivensa - A, ADR (Metals/Mining)                             185,000
      4,545       Sivensa - B, ADR (Metals/Mining)                              14,185
    758,716       Sudamtex (Textiles)                                           95,541
    334,950       Venaseta - A (Diversified)(a)                                 31,616
     66,990       Venaseta - B (Diversified)                                     6,380
     10,000       Venezolana de Cementos (Building/Construction)                23,174
     25,396       Venezolana Pulpa Y Papel (Paper and Pulp)                     23,649
                                                                             1,296,742
                  TOTAL COMMON STOCKS (Cost $12,999,890)                   $14,430,923
                  PREFERRED STOCKS CONVERTIBLE - 13.95%
                  BRAZIL - 13.95%
 52,660,449       Bradesco PN (Financial Services)                             446,188
    696,874       Banco Itau SA (Financial Services)                           286,695
    325,000       Centrais Electricas Brasileiras SA Electrobras - B
                  (Utility)                                                     90,410
     22,000       CIA Vale Rio Doce (Metals/Mining)                            436,380
    773,808       Compania Cervejaria Brahma (Beverages)                       479,793
    610,800       Mesbla SA (Retail)(c)                                              0
  3,954,200       Petroleo Brasileiro SA (Oil/Gas)                             453,170
188,266,396       Usiminas ADR (Metal/Mining)(b)                               186,256
                  TOTAL PREFERRED STOCKS CONVERTIBLE (Cost $2,314,555)     $ 2,378,892
                  PREFERRED STOCK NON-CONVERTIBLE - 0.21%
                  COLOMBIA - 0.21%
      1,800       Banco Ganadero SA, ADR (Financial Services)
                  (Cost $25,970)                                           $    36,450


Latin American Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

Principal
  Amount
                  SHORT TERM INSTRUMENTS - 1.07%
$   185,000       U.S. Treasury Bill, 5.36%, 1/16/1997 (Cost $182,224)     $   182,229
                  Total Investments (Cost $15,522,639) - 99.87%            $17,028,494
                  Other Assets Less Liabilities - 0.13%                         22,703
                   NET ASSETS - 100.00%                                    $17,051,197


(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(c) Issuer in bankruptcy.

Industry Diversification (as a percentage of Total Investments):

Beverages                    6.02%
Building/Construction        7.31%
Building Materials           4.00%
Consumer Products            8.91%
Diversified                  4.78%
Financial Services          15.83%
Food                         4.65%
Hotels                       2.56%
Metals/Mining                9.98%
Oil/Gas                      2.66%
Retail                       5.23%
Telecommunications           9.84%
Utility                     10.36%
Other*                       7.87%
                           100.00%


* No one industry represents more than 3% of Portfolio holdings.

See Notes to Financial Statements on Pages 25-28

See Notes to Financial Statements on Pages 25-28

Pacific Basin Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares         Description                                                  Value
             COMMON STOCKS - 98.45%
             HONG KONG - 29.22%
   29,000    Bank of East Asia, Ltd. (Banks)                               $   106,692
   86,000    Cheung Kong Holdings, Ltd. (Real Estate)                          661,710
   57,000    Cheung Kong Infrastructure Holdings (Construction)(a)              93,980
  710,000    Chevalier International Holdings                                  122,113
             (Diversified)
  725,000    China Merchants Hai Hong Holdings                                 243,761
             (Chemicals)
  851,000    China Resources Enterprises, Ltd. (Real Estate)                   858,373
  230,000    China Travel International Investment, Ltd.
             (Transportation)                                                   68,408
   95,000    Citic Pacific, Ltd. (Diversified)                                 429,975
  140,400    Dah Sing Financial Holdings (Financial Services)                  493,842
  786,000    Denway Investment, Ltd. (Automobiles)(a)                           40,657
1,933,000    First Sign International Holdings (Textile)                       518,683
  790,000    Founder Hong Kong, Ltd. (Consumer Services)(a)                    309,033
  446,000    Gilbert Holdings, Ltd. (Textile)                                   57,675
   52,000    Glorious Sun Enterprises (Textile)(a)                              20,341
  389,000    Goldlion Holdings, Ltd. (Consumer Goods)                          329,491
  499,360    HKR International, Ltd. (Real Estate)                             581,177
   13,600    HSBC Holdings (Banks)                                             252,373
   49,000    Hutchison Whampoa (Diversified)                                   329,497
  130,200    Lai Sun Development Co. (Real Estate)                             136,379
  874,000    Moulin International Holding (Diversified)                        519,902
  110,000    New World Development Co. (Real Estate)                           577,524
  934,000    Qingling Motors Co. (Automobiles)                                 359,324
1,350,000    Regal Hotels International Holdings, Ltd.
             (Hotel/Motel)                                                     366,611
  184,000    Shanghai Industrial Holdings, Ltd. - A
             (Diversified)(a)                                                  422,345
  543,000    Sinocan Holdings, Ltd. (Packaging & Container)                    242,254
1,890,000    Wai Kee Holdings, Ltd. (Construction)                             427,712
   20,000    Wharf Holdings, Ltd. (Diversified)                                 82,762
                                                                             8,652,594
             INDIA - 4.40%
    9,500    Bombay Subernean Electric, Ltd. (Utility)(a)                  $   166,250
   18,700    Crompton Greaves, Ltd. (Electrical (Products)(a)                   95,838
    4,100    Indian Hotels Co., Ltd., GDR                                       93,808
             (Hotel/Motel)(a)
   15,400    Indian Petrochemicals Corp., GDR (Chemicals)                      152,075
   21,300    Larsen & Toubro, Ltd. (Building (Products)                        308,850
   17,600    Mahindra & Mahindra, Ltd., GDR (Automobiles)(a)(b)                176,000
   23,800    Tata Engineering & Locomotive Co.,
             Ltd., GDR
             (Automotive)                                                      309,400
                                                                             1,302,221
             INDONESIA - 7.17%
   81,000    Astra International PT (Automobiles)                              158,666
  272,142    Bank International Indonesia PT                                   398,349
             (Banking)
   11,000    Gudang Garam PT (Tobacco)                                          41,437
  108,295    Indah Kiat Paper & Pulp PT (Paper)(a)                              82,755
   36,000    Indonesian Satellite PT                                           121,276
             (Telecommunications)
   97,000    Jaya Real Property PT (Real Estate)                               123,192
   34,500    Lippo Bank PT (Banks)                                              54,213
   67,000    Lippo Karawaci PT (Real Estate)(a)                                 77,880
  335,000    Lippo Life Insurance PT (Insurance)                               295,656
  441,931    Mulia Industrindo PT (Glass                                       442,350
             Manufacturing)
  110,000    Semen Gresik PT (Building Materials)                              326,760
                                                                             2,122,534
             MALAYSIA - 20.41%
   24,000    Amway Malaysia Holdings Berhad
             (Consumer Products)(a)                                            135,009
  213,000    Commerce Asset Holdings Berhad (Banks)                          1,325,673
  115,000    Gadek Berhad (Diversified)(a)                                     908,438
   32,666    Gadek Capital (Financial Services)(a)                              95,789
   71,000    Gopeng Berhad (Construction)(a)                                   135,966
   25,000    Kedah Cement Holdings Berhad
             (Building Products)                                           $    48,673
   61,000    Konsortium Perkapalan Berhad
             (Transportation)(a)                                               396,689
  101,000    Malaysian International Shipping
             Berhad (Transportation)                                           310,273
  176,000    Rashid Hussain Berhad (Financial                                  976,022
             Services)
  192,000    Tanjong Plc. (Gaming)                                             689,408
  123,000    Technology Resources Industries Berhad
             (Telecommunications)(a)                                           323,878
    9,000    Timah Langat Berhad (Diversified)                                  46,679
   84,000    United Engineers Berhad (Engineering &
             Construction)                                                     650,150
                                                                             6,042,647


Pacific Basin Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares         Description                                                  Value
             PAKISTAN - 0.50%
   26,520    Engro Chemical Pakistan (Chemicals)                               101,246
   16,500    Karachi Electric Supply (Utility)(a)                                9,427
    4,100    Pakistan State Oil Co. (Oil - International)                       36,856
                                                                               147,529
             PHILIPPINES - 6.18%
    2,436    Benpres Holdings Corp. GDR (Broadcast Media)(a)                    18,270
  126,000    C & P Homes (Real Estate)                                          85,249
1,597,900    Centennial City, Inc. (Real Estate)                               280,173
       40    Empire East Land, Inc. (Real Estate)(a)                                21
  139,700    Fil-Estate Land, Inc. (Real Estate)                               129,130
  327,500    Filinvest Development Corp. (Real Estate)(a)                      124,833
  158,700    International Container Terminal, Inc.
             (Transportation)(a)                                               105,860
  384,000    Marsman & Co. (Pharmaceuticals)                                   139,051
   22,705    Megaworld Properties & Holdings (Real Estate)(a)                    8,871
  158,000    Metro Pacific (Diversified)                                        45,771
  203,900    Mondragon International (Textiles)(a)                             116,581
    5,000    Philippine Long Distance Telephone Co.
             (Telecommunications)                                              310,654
    7,300    Philippine National Bank (Banks)(a)                               120,345
   31,129    Philippine Savings Bank (Banks)(a)                                 69,413
  113,000    Republic Glass Holdings (Wholesale                                 27,997
             Distributor)
  665,000    Solid Group, Inc. (Diversified)(a)                                149,552
   16,000    Southeast Asia Cement Holdings
             (Building Products)(a)                                              1,891
  539,000    Uniwide Holdings, Inc. (Wholesale Distributor)(a)                  97,589
                                                                             1,831,251
             SINGAPORE - 13.90%
   50,000    City Developments, Ltd. (Real Estate)                             426,137
   39,000    Development Bank of Singapore (Banks)                             479,190
  115,000    Overseas Chinese Banking (Banks)                                1,380,327
  102,000    Overseas Union Bank (Banks)                                       713,565
  163,000    Parkway Holdings, Ltd. (Diversified)                              527,898
   45,000    Singapore Land (Real Estate)                                      273,260
   84,000    Van Der Horst, Ltd. (Machinery)                                   316,193
                                                                             4,116,570
             SOUTH KOREA - 4.40%
    5,000    Commercial Bank of Korea (Banking)                                 45,979
    2,500    Daehan City Gas Co. (Utility)                                     203,474
    1,410    Daesung Industrial Co. (Retail)                                    97,460
      396    Dong-Ah Construction (Construction)                                11,799
    2,101    Dong-Ah Construction Industrial Co.                                62,601
             (Construction)
    2,420    Kook Min Bank (Banks)(a)                                           46,887
    2,733    Kook Min Bank, GDR (Banks)(a)                                      68,667
      261    Korea Mobile Telecom Corp.
             (Telecommunictions)                                           $   279,700
    4,100    LG Construction, Co. (Construction)                                94,947
      450    LG Insurance Co., Ltd. (Insurance)                                 36,180
    1,610    Samsung Electronics (Electronic Products)                         126,735
      136    Samsung Fire & Marine Insurance Co. Insurance)                     82,869
    4,900    Tongyang Confectionery Co. (Food)                                 144,643
                                                                             1,301,941
             THAILAND - 12.27%
   40,000    BEC World (Diversified)(a)                                        427,959
  193,000    Big C Supercenter Plc. (Textiles)(a)                              261,909
   63,600    Finance One Plc. (Financial Services)                             375,251
  208,820    Krung Thai Bank Public Co., Ltd. (Banks)                          903,520
   87,000    Nawarat Patanakarn (Engineering & Construction)                   212,170
   63,000    Phatra Thanakit Finance & Securities (Financial Services)         359,320
   89,000    Sahaviriya Steel Industries Co., Ltd. (Metals)(a)                  44,635
    9,300    Siam Cement Plc. Co., Ltd. (Building Products)                    378,980
  214,600    Siam City Bank (Banks)                                            360,860
   48,000    SP Suzuki Plc. Co., Ltd. (Consumer Goods)(a)                       92,515
   42,100    TelecomAsia Corp. Plc. Co., Ltd. (Telecommunications)(a)           85,283
   25,050    TPI Polene Co. (Rubber & Plastics)                                 71,928
   30,500    Unithai Line Public Co. (Transportation)                           59,385
                                                                             3,633,715
             TOTAL COMMON STOCKS (Cost $28,295,395)                       $ 29,151,002
             WARRANTS - 0.73%
             INDONESIA - 0.12%
   88,000    Indah Kiat Paper & Pulp Corp. PT (Paper)                           35,991
             MALAYSIA - 0.61%
   55,000    Gadek Berhad (Diversified)                                        179,932
             TOTAL WARRANTS (Cost $116,116)                                $   215,923
             TOTAL INVESTMENTS (Cost $28,411,511) - 99.18%                $ 29,366,925
             Other Assets Less Liabilities - 0.82%                             242,007
             NET ASSETS - 100.00%                                         $ 29,608,932


(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(c) Issuer in bankruptcy.

Industry Diversification (as a percentage of Total Investments):

Banks                       21.54%
Building Products            3.63%
Construction                 5.03%
Diversified                 14.28%
Financial Services           7.83%
Real Estate                 14.79%
Telecommunications           3.82%
Textile                      3.32%
Other*                      25.76%
                           100.00%


* No one industry represents more than 3% of Portfolio holdings.

See Notes to Financial Statements on Pages 25-28

See Notes to Financial Statements on Pages 25-28

Small Cap Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares         Description                                                  Value
             COMMON STOCKS - 96.21%
             AMERICA'S CHANGING LEISURE TIME - 5.64%
   71,800    Applebees International, Inc.                                $  1,902,700
   31,900    Cinar Films, Inc.(a)                                              831,394
   32,800    Interstate Hotels(a)                                              906,100
   82,650    Papa John's International(a)                                    4,339,125
  101,925    Regal Cinemas, Inc.(a)                                          2,548,125
  144,200    Sodak Gaming, Inc.(a)                                           3,316,600
                                                                            13,844,044
             AMERICA'S INDUSTRIAL RENAISSANCE - 0.74%
   64,600    Greenwich Air Services                                          1,808,800
             CLIENT SERVER COMPUTING - 9.81%
    5,000    CBT Group Plc., ADR(a)                                            235,000
   17,100    Citrix Systems, Inc.(a)                                           876,375
   36,300    Clarify, Inc.(a)                                                2,250,600
   78,600    Indus Group, Inc.(a)                                            1,572,000
   53,300    Industri-Matematik International Corp.(a)                         659,587
  115,200    Rational Software(a)                                            3,931,200
   30,600    SS&C Technologies(a)                                              309,825
   49,000    Sapient Corp.(a)                                                2,180,500
   77,800    Structural Dynamics Research(a)                                 1,857,475
   92,400    Systemsoft Corp.(a)                                             3,164,700
   40,200    Veritas Software(a)                                             2,844,150
  153,300    Versant Object Technology Corp.(a)                              3,640,875
   38,200    Xionics Document Technologies, Inc.(a)                            573,000
                                                                            24,095,287
             FLOURISHING IN THE MANAGED CARE ENVIRONMENT - 8.18%
   36,800    CRA Managed Care(a)                                             1,987,200
  102,500    FPA Medical Management Inc.(a)                                  2,703,437
   74,100    Henry Schein, Inc.(a)                                           2,852,850
  116,400    Multicare Companies, Inc.(a)                                    2,531,700
   40,400    NCS HealthCare, Inc.(a)                                         1,267,550
  103,700    OccuSystems, Inc.(a)                                            3,111,000
   47,300    Perclose, Inc.(a)                                               1,052,425
   87,100    Renal Treatment Centers, Inc.(a)                                2,896,075
   39,100    Target Therapeutics(a)                                          1,671,525
                                                                            20,073,762
             INTERACTIVE MEDIA - 3.82%
   62,900    Inso Corp.(a)                                                   3,412,325
   64,500    The Providence Journal Company Cl. A(a)                         1,894,687
   51,000    Universal Outdoor Holdings, Inc.(a)                             1,843,200
   63,900    VideoServer, Inc.(a)                                            2,220,525
                                                                             9,370,737
             LIFE ON THE NET - 5.32%
   79,800    Legato Systems, Inc.(a)                                         3,790,500
   14,900    Security Dynamics Tech, Inc.(a)                                 1,069,075
   62,500    Technology Modeling Association, Inc.(a)                          812,500
  113,400    Transaction Systems Architects(a)                               4,791,150
   58,400    VeriFone, Inc.(a)                                               2,613,400
                                                                            13,076,625
             LIFE SCIENCES REVOLUTION - 4.47%
   67,500    Agouron Pharmaceuticals(a)                                      2,944,687
   85,100    Endovascular Technologies(a)                                    1,021,200
   68,000    Human Genome Sciences(a)                                        2,567,000
   39,500    Idexx Laboratories Corp.(a)                                     1,787,375
   53,200    Martek Biosciences Corp.(a)                                     1,330,000
   47,600    Spine-Tech, Inc.(a)                                             1,332,800
                                                                            10,983,062
             MANAGING THE INFORMATION AGE - 10.19%
   35,800    Abacus Direct Corp.(a)                                       $    751,800
   65,500    CCC Information Services Group(a)                               1,375,500
  126,100    Cheyenne Software, Inc.(a)                                      2,711,150
   43,200    DSP Communications(a)                                           2,413,800
   68,200    IDX Systems(a)                                                  2,387,000
   57,600    Metromail Corp.(a)                                              1,245,600
  104,800    National Data Corp.                                             4,571,900
   62,865    Pure Atria Corp.(a)                                             2,373,154
   93,800    Sitel Corp.(a)                                                  4,174,100
   66,500    Visio Corp.(a)                                                  3,025,750
                                                                            25,029,754
             MOVE TO OUTSOURCING - 6.96%
   42,600    Affiliated Computer Services(a)                                 2,502,750
   81,200    Atlantic Southeast Airlines                                     1,786,400
   84,500    Career Horizons, Inc.(a)                                        3,284,937
   58,600    CoreStaff, Inc.(a)                                              1,567,550
  101,500    HPR, Inc.(a)                                                    1,624,000
   57,000    MSC Industrial Direct(a)                                        2,030,625
   61,800    Norrell Corp.                                                   1,946,700
   32,100    Pharmaceutical Product Development(a)                             866,700
   38,900    The Vincam Group, Inc.(a)                                       1,487,925
                                                                            17,097,587
             NEW CONSUMER - 6.30%
   57,600    Blyth Industries, Inc.(a)                                       2,793,600
   26,700    Boston Beer Company, Inc.(a)                                      517,313
   19,400    Gargoyles, Inc.(a)                                                412,250
  127,900    Nautica Enterprises, Inc.(a)                                    4,124,775
   72,000    USA Detergents, Inc.(a)                                         2,862,000
   70,400    Urban Outfitters, Inc.(a)                                       1,636,800
   54,800    West Marine, Inc.(a)                                            1,808,400
   46,400    Williams-Sonoma, Inc.(a)                                        1,316,600
                                                                            15,471,738
             NEW HEALTH CARE PARADIGM - 11.21%
   30,500    ABR Information Services, Inc.(a)                               2,196,000
   48,400    American Homepatient, Inc.(a)                                   1,076,900
   33,000    Amerisource Health Corp. CI. A(a)                               1,468,500
   50,100    Applied Analytical Industries, Inc.(a)                          1,139,775
   33,900    Express Scripts(a)                                              1,228,875
   90,800    Gulf South Medical Supply(a)                                    2,338,100
  127,500    Mariner Health Group(a)                                         1,960,313
   91,200    Pediatrix Medical Group(a)                                      4,571,400
  113,200    Physician Sales & Service(a)                                    2,660,200
   44,900    Rexall Sundown, Inc.(a)                                         1,638,850
   82,900    Ro Tech Medical Corp.(a)                                        1,367,850
  133,100    TheraTx, Inc.(a)                                                1,580,562
   63,900    Total Renal Care Holdings(a)                                    2,540,025
   83,700    Transition Systems(a)                                           1,757,700
                                                                            27,525,050
             PRODUCTIVITY ENHANCEMENT - 5.79%
   58,000    Catalina Marketing Corp.(a)                                     3,088,500
   22,900    Quick Response Services, Inc.(a)                                  853,025
   20,600    Remedy Corp.(a)                                                 1,648,000
  103,500    Saville Systems Plc.(a)                                         3,648,375
   81,100    Sawtek, Inc.(a)                                                 2,108,600
   16,400    Symbol Technologies(a)                                            754,400
   44,900    Whittman-Hart, Inc.(a)                                          2,121,525
                                                                            14,222,425
             RETURN TO HOME OWNERSHIP - 0.28%
   22,400    Ethan Allen, Inc.                                                 697,200


Small Cap Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 1996

  Shares         Description                                                  Value
             STORES OF VALUE - 6.63%
   73,000    Cost Plus, Inc.(a)                                           $  1,688,125
  105,700    Dollar Tree Stores Inc.(a)                                      4,069,450
   21,400    Hot Topic, Inc.(a)                                                502,900
   52,700    Just For Feet(a)                                                2,641,588
   83,100    Petco Animal Supplies(a)                                        2,264,475
   81,900    The Men's Wearhouse(a)                                          2,047,500
   85,900    US Office Products Co.(a)                                       3,081,663
                                                                            16,295,701
             TELECOMMUNICATIONS - 6.64%
    4,900    Advanced Fibre Communication(a)                                   122,500
   44,000    Aspect Telecommunication Corp.(a)                               2,739,000
   54,500    CSG Systems International, Inc.(a)                              1,103,625
   71,500    Digital Microwave Corp.(a)                                      1,644,500
   78,000    ICG Communications, Inc.(a)                                     1,638,000
   67,600    Lightbridge Inc.(a)                                               794,300
   43,600    Orckit Communications, Ltd.(a)                                    801,150
   95,800    P-COM, Inc.(a)                                                  2,371,050
   50,000    Premisys Communications(a)                                      1,837,500
   86,400    Verilink Co.(a)                                                 2,116,800
   25,800    Westell Technologies, Inc.(a)                                   1,141,650
                                                                            16,310,075
             THE GREYING OF AMERICA - 3.11%
   51,200    ESC Medical Systems Ltd.(a)                                     1,638,400
   90,250    Genesis Health Ventures Inc.(a)                                 2,538,281
   59,700    Sofamor Danek Group, Inc.(a)                                 $  1,843,238
   58,000    Sunrise Assisted Living(a)                                      1,624,000
                                                                             7,643,919
             THE UBIQUITOUS SEMICONDUCTOR- 1.12%
   46,200    Microchip Technology(a)                                         1,726,725
   59,200    USCS International, Inc.(a)                                     1,036,000
                                                                             2,762,725
             TOTAL COMMON STOCKS (Cost $175,410,470)                     $ 236,308,491


 Principal
  Amount
             SHORT-TERM INVESTMENTS - 5.37%
             U.S. TREASURY BILLS - 5.37%
$ 3,105,000  5.12%, 10/24/96                                                 3,095,168
 10,190,000  5.00%, 12/05/96                                                10,099,482
             TOTAL SHORT TERM INVESTMENTS (Cost $13,192,508)              $ 13,194,650
             TOTAL INVESTMENTS (Cost $188,602,978) - 101.58%              $249,503,141
             Liabilities in Excess of Other Assets - (1.58%)                (3,888,050)
             NET ASSETS - 100.00%                                         $245,615,091


(a) Non-Income Producing Security

See Notes to Financial Statements on Pages 25-28


BT Portfolios

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996

                                            GLOBAL                           LATIN         PACIFIC
                            CAPITAL       HIGH YIELD    INTERNATIONAL      AMERICAN         BASIN           SMALL
                         APPRECIATION     SECURITIES        EQUITY          EQUITY          EQUITY           CAP
 ASSETS
 Investment at
 Portfolio,
 at Value*              $68,248,143      $18,967,391      $169,070,694     $17,028,494      $29,366,925    $249,503,141
 Cash**                     148,138          357,705              --            59,731          518,802         174,574
 Receivable for
 Securities
 Sold                     4,203,285             --                --           221,538          428,119         599,261
 Receivable for
 Foreign
 Taxes
 Withheld                     --                --             152,263             --               --             --
 Dividend and
 Interest
 Receivable                     939          443,328           238,301          33,825           45,757           2,163
 Net Unrealized
 Appreciation on
 Forward Foreign
  Currency Exchange
  Contracts                      --             --             143,547            --            160,912             --
 Prepaid Expenses
 and Other                       163              20            12,855              15               25             165
 Total Assets             72,600,668      19,768,444       169,617,660      17,343,603       30,520,540     250,279,304
 LIABILITIES
 Due to Bankers
 Trust                       117,231           8,863            60,426          86,260           40,267         147,607
 Due to Custodian                --              --            338,421             --              --              --
 Payable for
 Securities
 Purchased                 3,762,530           --            4,314,462         191,250          729,237       4,498,328
 Net Unrealized
 Depreciation on
 Forward Foreign
  Currency Exchange
  Contracts                       --           --               65,575            --            128,196             --
 Accrued Expenses
 and Other                   335,412        16,426              25,415          14,896           13,908          18,278
  Total
  Liabilities              4,215,173        25,289           4,804,299         292,406          911,608       4,664,213
 Net Assets              $68,385,495   $19,743,155        $164,813,361     $17,051,197      $29,608,932    $245,615,091
 COMPOSITION
 OF NET ASSETS
 Paid-in Capital         $53,359,107   $18,091,409        $145,003,353     $15,546,336      $28,620,006    $184,714,928
 Net Unrealized
 Appreciation on
 Investments,
 Foreign Currencies
 and Forward Foreign
  Currency Exchange
  Contracts               15,026,388    1,651,746           19,810,008       1,504,861          988,926      60,900,163
 NET ASSETS, SEPTEMBER
 30, 1996                $68,385,495  $19,743,155         $164,813,361     $17,051,197      $29,608,932    $245,615,091


* As of September 30, 1996, the cost of investments in the Capital Appreciation Portfolio was $53,221,755; Global High Yield Securities Portfolio was $17,315,645; International Equity Portfolio was $149,300,515; Latin American Equity Portfolio was $15,522,639; Pacific Basin Equity Portfolio was $28,411,511 and Small Cap Portfolio was $188,602,978.

** Includes foreign cash of $59,388 and $470,170 with a cost of $59,622 and $469,642 for the Latin American Equity and Pacific Basin Equity Portfolios, respectively.

       See Notes to Financial Statements on Pages 25-28

BT Portfolios

STATEMENT OF OPERATIONS

For the year ended September 30, 1996

                                                 GLOBAL HIGH                        LATIN       PACIFIC
                                     CAPITAL        YIELD       INTERNATIONAL     AMERICAN        BASIN          SMALL
                                 APPRECIATION    SECURITIES        EQUITY          EQUITY        EQUITY           CAP
 INVESTMENT INCOME
  Dividends*                 $       215,459   $     19,719   $   2,358,966   $   252,382   $    414,540   $      55,426
  Interest                           890,485      1,845,865         457,553        81,153          9,597       1,042,653
 TOTAL                             1,105,944      1,865,584       2,816,519       333,535        424,137       1,098,079
 INVESTMENT
 INCOME
 EXPENSES
  Advisory                         1,225,764        156,634         759,552       151,004        211,122       1,293,449
  Administration                     188,579         39,158         175,281        30,201         70,374         198,992
  and Services
  Professional                        31,708         18,679          35,044        12,138         12,395          27,045
  Trustees                             2,628          2,638           3,004         2,904          2,654           2,718
  Transfer Tax                          --             --            14,335           --          10,571             --
  Miscellaneous                        2,319         15,805           1,633         1,685          4,830           2,925
 Total Expenses                    1,450,998        232,914         988,849       197,932        311,946       1,525,129
 Less: Expenses                     (319,524)       (86,070)       (229,297)      (46,928)       (30,450)       (331,176)
 Absorbed by
 Bankers Trust
 Net Expenses                      1,131,474        146,844         759,552       151,004        281,496       1,193,953
 NET INVESTMENT                      (25,530)     1,718,740       2,056,967       182,531        142,641        (95,874)
 INCOME (LOSS)
 REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENT
 AND FOREIGN CURRENCY
 TRANSACTIONS
 Net Realized Gain
 (Loss) from:
   Investment                     18,986,988        903,691      5,103,507        986,129      1,764,595      4,944,264
   Transactions
   Foreign                              --          (44,567)     1,024,419        (47,459)      (158,278)           --
   Currency
   Transactions
 Net Change in Unrealized
 Appreciation (Depreciation)
 on Investments, Foreign
 Currencies and Forward
   Foreign Currency
   Exchange
   Contracts                     (17,719,598)     1,621,753      8,042,701      1,901,005         584,216    38,597,216
 NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY AND
 FORWARD FOREIGN
 CURRENCY                          1,267,390      2,480,877     14,170,627      2,839,675       2,190,533    43,541,480
 EXCHANGE
 TRANSACTIONS
 NET INCREASE IN NET
 ASSETS FROM
 OPERATIONS                    $   1,241,860   $  4,199,617  $  16,227,594    $ 3,022,206    $  2,333,174  $  43,445,606


* Net of foreign withholding tax of $5,815 for Capital Appreciation Portfolio; $271,374 for International Equity Portfolio; $15,305 for Latin American Equity Portfolio; and $37,711 for Pacific Basin Equity
Portfolio.

See Notes to Financial Statements on Pages 25-28

BT Portfolios

STATEMENT OF CHANGES IN NET ASSETS

                          CAPITAL APPRECIATION                GLOBAL HIGH YIELD SECURITIES            INTERNATIONAL EQUITY
                          FOR THE        FOR THE PERIOD       FOR THE             FOR THE            FOR THE    FOR THE PERIOD
                         YEAR ENDED     JANUARY 1, 1995     YEAR ENDED          YEAR ENDED         YEAR ENDED  JANUARY 1, 1995
                        SEPTEMBER 30,   TO SEPTEMBER 30,    SEPTEMBER 30,        SEPTEMBER 30,     SEPTEMBER 30,TO SEPTEMBER 30,
                                 1996              1995             1996               1995              1996             1995
 INCREASE (DECREASE) IN
 NET ASSETS FROM:
 OPERATIONS
  Net Investment
  Income (Loss)              $     (25,530)   $     10,500    $   1,718,740     $     1,706,048     $   2,056,967   $   1,188,602
 Net Realized Gain (Loss)
   on Investment and
   Foreign Currency
   Transactions                 18,986,988      11,774,764          859,124             (516,419)       6,127,926       1,956,124
 Net Change in Unrealized
 Appreciation (Depreciation)
 on Investments, Foreign
 Currencies and Forward
   Foreign Currency
   Exchange
   Contracts                   (17,719,598)     23,909,639        1,621,753               (3,411)       8,042,701       6,955,471
 Net Increase in Net
 Assets from
 Operations                      1,241,860      35,694,903        4,199,617            1,186,218       16,227,594      10,100,197
 CAPITAL TRANSACTIONS
  Proceeds From Capital
  Invested                     110,885,692      63,887,608       10,592,611           18,275,555      104,050,782      35,819,720
  Value of Capital
  Withdrawn                   (193,629,946)    (23,328,952)     (18,052,538)         (11,187,306)     (38,778,446)    (18,648,629)
 Net Increase (Decrease)
 in Net Assets from
 Capital Transactions          (82,744,254)     40,558,656       (7,459,927)           7,088,249       65,272,336      17,171,091
 TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS
 NET ASSETS                    (81,502,394)     76,253,559       (3,260,310)           8,274,467       81,499,930      27,271,288
 Beginning of Period           149,887,889      73,634,330       23,003,465           14,728,998       83,313,431      56,042,143
 End of Period             $    68,385,495   $ 149,887,889   $   19,743,155     $     23,003,465   $  164,813,361   $  83,313,431

                              LATIN AMERICAN EQUITY           PACIFIC BASIN EQUITY               SMALL CAP
                             FOR THE         FOR THE         FOR THE        FOR THE       FOR THE         FOR THE
                            YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                               1996          1995            1996            1995           1996           1995
 INCREASE (DECREASE)
 IN NET ASSETS FROM:
 OPERATIONS
  Net Investment          $   182,531   $    220,235   $     142,641   $    201,609   $    (95,874)   $     114,355
  Income (Loss)
 Net Realized Gain
 (Loss) on Investment
   and Foreign Currency
   Transactions               938,670     (9,485,483)      1,606,317       (481,527)      4,944,264      11,205,496
 Net Change in
 Unrealized
 Appreciation
 (Depreciation)
 on Investments,
 Foreign Currencies
 and Forward
   Foreign Currency
   Exchange
   Contracts                 1,901,005     (3,176,213)       584,216       (821,330)     38,597,216      19,127,783
 Net Increase
 (Decrease) in
 Net Assets from
 Operations                  3,022,206    (12,441,461)      2,333,174    (1,101,248)     43,445,606      30,447,634
 CAPITAL TRANSACTIONS
  Proceeds From Capital
  Invested Value of
  Capital                   24,363,201     18,611,709      37,502,717    12,695,645     259,905,685      89,963,488
  Withdrawn               (23,992,125)   (19,878,349)     (34,883,257)  (12,304,373)   (181,564,152)    (17,910,681)
 Net Increase
 (Decrease) in
 Net Assets from
 Capital Transactions         371,076     (1,266,640)       2,619,460       391,272      78,341,533      72,052,807
 TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS                 3,393,282    (13,708,101)      4,952,634      (709,976)     121,787,139      102,500,441
 NET ASSETS
 Beginning of Year         13,657,915      27,366,016     24,656,298     25,366,274     123,827,952       21,327,511
 End of Year           $   17,051,197 $    13,657,915 $   29,608,932 $   24,656,298  $  245,615,091    $ 123,827,952

       See Notes to Financial Statements on Pages 25-28

BT Portfolios

FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, ratios to average net assets and other supplemental data for the periods indicated for each of the Portfolios.

                                                              CAPITAL APPRECIATION
                                                           FOR THE                              FOR THE PERIOD
                                          FOR THE          PERIOD                               MARCH 9, 1993
                                           YEAR           JANUARY 1,        FOR THE            (COMMENCEMENT
                                           ENDED           1995 TO         YEAR ENDED         OF OPERATIONS) TO
                                         SEPTEMBER       SEPTEMBER 30,     DECEMBER 31,        DECEMBER 31,
                                          30, 1996          1995#              1994                1993
 SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of
 Period (000's omitted)               $    68,385       $  149,888        $    73,634          $    37,076
 Ratios to Average Net Assets
 Net                                        (0.01)%           0.01%*             0.08%                0.38%*
 Investment Income
 (Loss)
 Expenses                                     0.60%            0.60%*             0.60%                0.60%*
 Decrease Reflected in
 Above Expense Ratios Due to
 Absorption of Expenses by
 Bankers Trust                               0.17%            0.18%*             0.23%                0.41%*
 Portfolio Turnover
 Rate                                         271%             125%               157%                 137%
 Average Commission Per Share**           $0.0550

                                                                    GLOBAL HIGH YIELD
                                                                                         FOR THE PERIOD
                                          FOR THE                                        DECEMBER 14, 1993
                                           YEAR                   FOR THE                (COMMENCEMENT
                                           ENDED                 YEAR ENDED             OF OPERATIONS) TO
                                         SEPTEMBER              SEPTEMBER 30,            SEPTEMBER 30,
                                          30, 1996                  1995                    1994

SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of
 Period (000's omitted)                     $    19,743        $     23,003            $     14,729
 Ratios to Average Net Assets
 Net Investment Income                             8.78%               9.63%                   6.44%*
 Expenses                                          0.75%               0.75%                   0.75%*
 Decrease Reflected in Above
 Expense Ratios Due to
  Absorption of Expenses
  by Bankers Trust                                 0.44%               0.45%                   0.59%*
 Portfolio Turnover Rate                            207%                169%                    347%


                                                                      INTERNATIONAL EQUITY
                                                                                                            FOR THE PERIOD
                                                                                                            AUGUST 4, 1992
                                                         FOR THE PERIOD         FOR THE YEAR ENDED         (COMMENCEMENT
                                  FOR THE YEAR ENDED   JANUARY 1, 1995 TO           DECEMBER 31,          OF OPERATIONS) TO
                                   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995#      1994         1993        DECEMBER 31, 1992
 SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of
 Period (000's omitted)                 $   164,813      $   83,313          $  56,042       $  33,907       $   8,225
 Ratios to Average Net Assets
 Net Investment
 Income                                       1.76%            2.39%*             1.69%           1.64%           1.87%*
 Expenses                                     0.65%            0.65%*             0.65%           0.65%           0.60%*
 Decrease Reflected in Above
 Expense Ratios Due to
 Absorption of Expenses
 by Bankers Trust                             0.20%            0.22%*             0.24%           0.39%           0.93%*
 Portfolio Turnover
 Rate                                           68%              21%                15%             17%              7%
 Average Commission
 Per Share**                               $0.0100



# During fiscal year 1996, Capital Appreciation Portfolio and International Equity Portfolio changed their year ends from December 31 to September 30.

* Annualized

** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

       See Notes to Financial Statements on Pages 25-28


BT Portfolios

FINANCIAL HIGHLIGHTS

(continued)

                                                            LATIN AMERICAN EQUITY
                                                                                          FOR THE PERIOD
                                                                                          OCTOBER 25, 1993
                                                                                           (COMMENCEMENT
                                             FOR THE YEAR ENDED   FOR THE YEAR ENDED      OF OPERATIONS) TO
                                             SEPTEMBER 30, 1996   SEPTEMBER 30, 1995      SEPTEMBER 30, 1994
 SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of Period (000's
 omitted)                                          $   17,051         $  13,658          $   27,366
 Ratios to Average Net Assets
  Net Investment Income                                  1.21%             1.27%               1.03%*
  Expenses                                               1.00%             1.00%               1.00%*
 Decrease Reflected in Above
 Expense Ratios Due to Absorption
 of Expenses by Bankers Trust                            0.31%             0.80%               0.79%*
 Portfolio Turnover Rate                                  171%            161%                   124%
 Average Commission Per Share**                    $   0.0001

                                                  PACIFIC BASIN EQUITY
                                                                                     FOR THE PERIOD
                                                                                    NOVEMBER 1, 1993
                                                                                      (COMMENCEMENT
                                        FOR THE YEAR ENDED   FOR THE YEAR ENDED     OF OPERATIONS) TO
                                       SEPTEMBER 30, 1996     SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
 SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of                  $         29,609           $     24,656         $         25,366
 Period (000's
 omitted)
 Ratios to Average Net Assets
  Net Investment                                 0.51%                 0.87%                    0.16%*
  Income
  Expenses                                       1.00%                 1.00%                    1.00%*
 Decrease Reflected in Above
 Expense Ratios Due to
  Absorption of                                  0.11%                 0.20%                    0.26%*
  Expenses by Bankers
  Trust
 Portfolio Turnover                               118%                  104%                      40%
 Rate
 Average Commission                  $         0.0049
 Per Share**

                                                                      SMALL CAP
                                                                                             FOR THE PERIOD
                                                                                           OCTOBER 21, 1993
                                                                                             (COMMENCEMENT
                                           FOR THE YEAR ENDED        FOR THE YEAR ENDED    OF OPERATIONS) TO
                                            SEPTEMBER 30, 1996      SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
 Supplemental Data and Ratios:
 Net Assets, End of                        $        245,615         $       123,828         $      21,328
 Period (000's
 omitted)
 Ratios to Average Net Assets
  Net Investment                                      (0.05)%                  0.19%                0.07%*
  Income (Loss)
  Expenses                                              0.60%                  0.60%                0.60%*
 Decrease Reflected in Above
 Expense Ratios Due to
  Absorption of                                         0.17%                  0.19%                0.38%*
  Expenses by Bankers
  Trust
 Portfolio Turnover                                      159%                  161%                  154%
 Rate
 Average Commission                                 $ 0.0480
 Per Share**


* Annualized

** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

       See Notes to Financial Statements on Pages 25-28BT Portfolios

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

Capital Appreciation Portfolio, Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio, Pacific Basin Equity Portfolio and Small Cap Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company.

                                ORGANIZATION       COMMENCEMENT
 PORTFOLIO                          DATE           OF OPERATION
 Capital Appreciation          October 28, 1992      March 9, 1993
 Global High Yield Securities    August 6, 1993  December 14, 1993
 International Equity         December 11, 1991     August 4, 1992
 Latin American Equity           August 6, 1993   October 25, 1996
 Pacific Basin Equity            August 6, 1993   November 1, 1993
 Small Cap                       August 6, 1993   October 21, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. Security Valuation

The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. Repurchase Agreements

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. Foreign Currency Transactions

The books and records of the Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio and Pacific Basin Equity Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Exchange Contracts

The Global High Yield Securities Portfolio, International Equity Portfolio, Latin American Equity Portfolio and Pacific Basin Equity Portfolio may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts

Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts

Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Portfolios for the year ended September 30, 1996:

           PORTFOLIO         ANNUAL RATE AGGREGATE FEES
 Capital Appreciation         0.10 of 1%       $188,579
 Global High Yield Securities 0.20 of 1%         39,158
 International Equity         0.15 of 1%        175,281
 Latin American Equity        0.20 of 1%         30,201
 Pacific Basin Equity         0.25 of 1%         70,374
 Small Cap                    0.10 of 1%        198,992

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of each Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Portfolios for the year ended September 30, 1996:

           PORTFOLIO         ANNUAL RATE AGGREGATE FEES
 Capital Appreciation         0.65 of 1%     $1,225,764
 Global High Yield Securities 0.80 of 1%        156,634
 International Equity         0.65 of 1%        759,552
 Latin American Equity        1.00 of 1%        151,004
 Pacific Basin Equity         0.75 of 1%        211,122
 Small Cap                    0.65 of 1%      1,293,449

Bankers Trust has entered into a Sub-Advisory Agreement with BT Portfolio Managers International Limited ("BT Portfolio Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited, for Pacific Basin Equity Portfolio. Under such Agreement, BT Portfolio Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monthly at an annual rate of 0.60 of 1% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon the average daily net assets of the Portfolio. For the year ended September 30, 1996, expenses of the Portfolios have been reduced as follows:

                              EXPENSES
           PORTFOLIO          REDUCED
 Capital Appreciation         $319,524
 Global High Yield Securities   86,070
 International Equity          229,297
 Latin American Equity          46,928
 Pacific Basin Equity           30,450
 Small Cap                     331,176

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's Distributor.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

For the year ended September 30, 1996, the Portfolios paid brokerage commissions of:

                                 BROKERAGE
           PORTFOLIO         COMMISSIONS PAID
 Capital Appreciation                $648,897
 Global High Yield Securities           3,538
 International Equity                 603,995
 Latin American Equity                164,049
 Pacific Basin Equity                 323,957
 Small Cap                            238,160

NOTE 3--PURCHASE AND SALE OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1996 were as follows:
                                COST OF      PROCEEDS FROM
           PORTFOLIO           PURCHASES   SALE OF SECURITIES
 Capital Appreciation         $489,610,608       $437,250,028
 Global High Yield Securities   39,107,438         44,629,238
 International Equity          132,762,664         75,463,529
 Latin American Equity          26,499,916         23,034,698
 Pacific Basin Equity           35,078,130         30,217,506
 Small Cap Portfolio           369,914,922        289,341,209

For Federal income tax purposes, the tax basis of investments held at September 30, 1996 was $53,971,519 for Capital Appreciation Portfolio, $17,406,656 for Global High Yield Securities Portfolio, $149,313,254 for International Equity Portfolio, $15,799,820 for Latin American Equity Portfolio, $28,657,893 for Pacific Basin Equity Portfolio and $190,666,888 for Small Cap Portfolio. The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 1996 were as follows:

                             GROSS UNREALIZED GROSS UNREALIZED
           PORTFOLIO           APPRECIATION     DEPRECIATION
 Capital Appreciation             $14,799,536         $522,912
 Global High Yield Securities       1,606,712           45,977
 International Equity              23,947,591        4,190,151
 Latin American Equity              1,982,743          754,069
 Pacific Basin Equity               3,439,325        2,730,293
 Small Cap                         63,846,863        5,010,610

NOTE 4--CREDIT RISK

The Global High Yield Securities Portfolio invests in primarily high yield, non-investment grade debt securities issued in many of the world's securities markets. Investments in higher yielding securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

BT Portfolios

NOTES TO FINANCIAL STATEMENTS

(continued)NOTE 5 -- OPEN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of September 30, 1996, the International Equity Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                NET UNREALIZED
                                                                 APPRECIATION
 CONTRACTS TO       IN                 SETTLEMENT  VALUE (US$)  (DEPRECIATION)
 DELIVER         EXCHANGE                 DATE                       (US$)
                    FOR
 SALES
 AUD       41,746 USD             32,993  10/01/96         33,135          (142)
 AUD    3,289,201 USD          2,597,378  10/01/96      2,610,771       (13,393)
 AUD    3,267,343 USD          2,572,897  10/08/96      2,585,416       (12,519)
 AUD    3,396,879 USD          2,713,261  10/01/96      2,696,239         17,022
 JPY  296,683,411 USD          2,677,658  10/01/96      2,661,315         16,343
 JPY  286,594,676 USD          2,625,452  10/01/96      2,570,817         54,635
 JPY  286,594,676 USD          2,690,090   1/06/97      2,608,489         81,601
                                                    Total Sales        143,547
 PURCHASES
 USD    2,677,657 AUD          3,396,879  10/01/96      2,696,238         18,581
 USD    2,625,452 AUD          3,330,947  10/01/96      2,643,905         18,453
 USD    2,690,090 AUD          3,396,879   1/06/97      2,680,905        (9,375)
 USD      465,179 FRF          2,400,000  10/01/96        468,365          3,186
 USD    1,175,398 GBP            750,325  10/01/96      1,174,483          (915)
 USD          394 IDR            915,000  10/02/96            394             --
 USD      188,815 ITL        287,000,000  10/01/96        188,258          (557)
 USD    2,597,377 JPY        286,594,676  10/01/96      2,570,816       (26,561)
 USD    2,572,897 JPY        286,595,000  10/08/96      2,572,897             --
 USD       10,978 JPY          1,209,289  10/01/96         10,847          (131)
 USD    2,713,261 JPY        295,474,118  10/01/96      2,650,468       (62,793)
 USD    7,000,000 JPY        779,751,000  10/09/96      6,994,537        (5,463)
                                                          Total         (65,575)
                                                      Purchases
                                                       Net Appreciation  77,972



As of September 30, 1996, the Pacific Basin Equity Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                             NET UNREALIZED
                                                              APPRECIATION
 CONTRACTS TO       IN EXCHANGE FOR SETTLEMENT  VALUE (US$)  (DEPRECIATION)
 DELIVER                               DATE                       (US$)
 SALES
 HKD     54,144,300 USD     7,000,996   11/12/96     7,002,897        (1,901)
 IDR  3,938,334,407 USD     1,634,299   10/29/96     1,683,253       (48,954)
 IDR  1,788,951,525 USD       732,576   12/17/96       756,555       (23,979)
 IDR  4,083,140,593 USD     1,698,831   10/29/96     1,745,143       (46,312)
 MYR      6,784,253 USD     2,702,889   10/01/96     2,706,771        (3,882)
 SGD      4,617,680 USD     3,290,000   12/16/96     3,293,168        (3,168)
                                                 Total Sales      (128,196)
 PURCHASES
 USD        129,316 HKD     1,000,000   10/01/96       129,316             --
 USD      3,300,000 IDR 8,021,475,000   10/29/96     3,428,396        128,396
 USD      1,530,000 IDR 3,693,420,000   12/17/96     1,561,964         31,964
 USD         55,833 MYR       140,000   10/01/96        55,855             22
 USD      1,660,000 MYR     4,156,806   10/01/96     1,658,477        (1,523)
 USD      1,050,000 MYR     2,627,447   10/01/96     1,048,295        (1,705)
 USD      2,697,087 MYR     6,784,253   12/02/96     2,700,845          3,758
                                                       Total          160,912
                                                   Purchases
                                                   Net Appreciation    32,716



REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of BT Investment Portfolios, Capital Appreciation
Portfolio and International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Global High Yield Securities, Latin American Equity, Pacific Basin Equity and Small Cap Portfolios (four of the Portfolios comprising BT Investment Portfolios) and the Capital Appreciation Portfolio and International Equity Portfolio, (collectively the `Portfolios'') as of September 30, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended except for the Capital Appreciation Portfolio and International Equity Portfolio, for which the periods were for the year ended September 30, 1996 and the nine months ended September 30, 1995 and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 1996, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                          /s/ Coopers & Lybrand L.
                                              Coopers & Lybrand L.

Kansas City, Missouri
October 29, 1996




BT ADVISOR FUNDS

Capital Appreciation Fund

Global High Yield Securities Fund

International Equity Fund

Latin American Equity Fund

Pacific Basin Equity Fund

Small Cap Fund

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Advisor Funds may be obtained by calling or writing to Investors Fiduciary Trust Company or Edgewood Services,Inc., the primary Servicing Agent and Distributor, respectively, of BT Advisor Funds:

BT ADVISOR FUNDS

Investors Fiduciary Trust Company

127 West 10th Street

Kansas City, MO 64105

(800) 730-1313

BT ADVISOR FUNDS

Edgewood Services, Inc.

Clearing Operations

P.O. Box 897

Pittsburgh, PA 15230-8097

You may write to BT Advisor Funds at the following address:

BT ADVISOR FUNDS

6 St. James Avenue

Boston, MA  02116